Right-of-use assets and Lease liabilities - Details of Current Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 23,011	$ 18,192
Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	25,128	19,943
Nominal amounts | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6,702	5,266
Nominal amounts | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18,426	14,677
Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	23,011	18,192
Amounts at amortized cost | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6,106	4,813
Amounts at amortized cost | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 16,905	$ 13,379
Contract Supplier | SQM Salar SpA. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.42%
Contract Supplier | SQM Salar SpA. 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.47%
Contract Supplier | SQM S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		3.49%
Contract Supplier | SQM Salar S.A. 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		3.02%
Contract Supplier | SQM Salar S.A. 2 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		2.54%
Contract Supplier | SQM Industrial S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.52%	2.58%
Contract Supplier | SQM Industrial S.A. 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.45%
Contract Supplier | SQM Nitratos S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		3.49%
Contract Supplier | Soquimich Comercial S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.75%	2.97%
Contract Supplier | Orcoma SPA | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.80%
Contract Supplier | Orcoma SpA 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.35%	6.16%
Contract Supplier | Orcoma SpA 2 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		6.80%
Contract Supplier | SQM Australia Pty | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.36%	4.93%
Contract Supplier | SQM Comercial de México S.A. de C.V. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.05%
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.37%	3.74%
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		9.73%
Contract Supplier | SQM Europe N.V. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.07%	1.30%
Contract Supplier | SQM North América Corp. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.25%	3.67%
Contract Supplier | SQM África Pty | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	9.20%	9.20%
Contract Supplier | SQM Colombia S.A.S. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	12.86%	2.45%
Contract Supplier | SQM Iberian | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.25%	3.25%
Contract Supplier | SQM Commercial Peru S.A.C. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.83%
Contract Supplier | SQM India Private Limited | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.84%
Contract Supplier | SQM Comercial Brasil | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.55%
Contract Supplier | SQM Japan Co. Ltd. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.38%
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.46%
Contract Supplier | Nominal amounts | SQM Salar SpA.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 11,251
Contract Supplier | Nominal amounts | SQM Salar SpA. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,813
Contract Supplier | Nominal amounts | SQM Salar SpA. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8,438
Contract Supplier | Nominal amounts | SQM Salar SpA. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,426
Contract Supplier | Nominal amounts | SQM Salar SpA. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	361
Contract Supplier | Nominal amounts | SQM Salar SpA. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,065
Contract Supplier | Nominal amounts | SQM S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		$ 66
Contract Supplier | Nominal amounts | SQM S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		20
Contract Supplier | Nominal amounts | SQM S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		46
Contract Supplier | Nominal amounts | SQM Salar S.A. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,378
Contract Supplier | Nominal amounts | SQM Salar S.A. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		344
Contract Supplier | Nominal amounts | SQM Salar S.A. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,034
Contract Supplier | Nominal amounts | SQM Salar S.A. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		5,532
Contract Supplier | Nominal amounts | SQM Salar S.A. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,492
Contract Supplier | Nominal amounts | SQM Salar S.A. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		4,040
Contract Supplier | Nominal amounts | SQM Industrial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	123	2,589
Contract Supplier | Nominal amounts | SQM Industrial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	65	726
Contract Supplier | Nominal amounts | SQM Industrial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	58	1,863
Contract Supplier | Nominal amounts | SQM Industrial S.A. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,569
Contract Supplier | Nominal amounts | SQM Industrial S.A. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	658
Contract Supplier | Nominal amounts | SQM Industrial S.A. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,911
Contract Supplier | Nominal amounts | SQM Nitratos S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		61
Contract Supplier | Nominal amounts | SQM Nitratos S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		18
Contract Supplier | Nominal amounts | SQM Nitratos S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		43
Contract Supplier | Nominal amounts | Soquimich Comercial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,290	1,497
Contract Supplier | Nominal amounts | Soquimich Comercial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	336	374
Contract Supplier | Nominal amounts | Soquimich Comercial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	954	1,123
Contract Supplier | Nominal amounts | Orcoma SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9
Contract Supplier | Nominal amounts | Orcoma SPA | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Contract Supplier | Nominal amounts | Orcoma SPA | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Contract Supplier | Nominal amounts | Orcoma SpA 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	9
Contract Supplier | Nominal amounts | Orcoma SpA 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	2
Contract Supplier | Nominal amounts | Orcoma SpA 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	7
Contract Supplier | Nominal amounts | Orcoma SpA 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		3
Contract Supplier | Nominal amounts | Orcoma SpA 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1
Contract Supplier | Nominal amounts | Orcoma SpA 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2
Contract Supplier | Nominal amounts | SQM Australia Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,686	2,621
Contract Supplier | Nominal amounts | SQM Australia Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	687	725
Contract Supplier | Nominal amounts | SQM Australia Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,999	1,896
Contract Supplier | Nominal amounts | SQM Comercial de México S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,189
Contract Supplier | Nominal amounts | SQM Comercial de México S.A. de C.V. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	734
Contract Supplier | Nominal amounts | SQM Comercial de México S.A. de C.V. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,455
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	854	2,842
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	317	711
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	537	2,131
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,051
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		262
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		789
Contract Supplier | Nominal amounts | SQM Europe N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	485	485
Contract Supplier | Nominal amounts | SQM Europe N.V. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	121	121
Contract Supplier | Nominal amounts | SQM Europe N.V. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	364	364
Contract Supplier | Nominal amounts | SQM North América Corp.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	295	373
Contract Supplier | Nominal amounts | SQM North América Corp. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	74	106
Contract Supplier | Nominal amounts | SQM North América Corp. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	221	267
Contract Supplier | Nominal amounts | SQM África Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,299	1,351
Contract Supplier | Nominal amounts | SQM África Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	370	344
Contract Supplier | Nominal amounts | SQM África Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	929	1,007
Contract Supplier | Nominal amounts | SQM Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	266	22
Contract Supplier | Nominal amounts | SQM Colombia S.A.S. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	66	5
Contract Supplier | Nominal amounts | SQM Colombia S.A.S. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	200	17
Contract Supplier | Nominal amounts | SQM Iberian
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	61	63
Contract Supplier | Nominal amounts | SQM Iberian | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	15	15
Contract Supplier | Nominal amounts | SQM Iberian | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	46	48
Contract Supplier | Nominal amounts | SQM Commercial Peru S.A.C.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	122
Contract Supplier | Nominal amounts | SQM Commercial Peru S.A.C. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	31
Contract Supplier | Nominal amounts | SQM Commercial Peru S.A.C. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	91
Contract Supplier | Nominal amounts | SQM India Private Limited
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	35
Contract Supplier | Nominal amounts | SQM India Private Limited | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9
Contract Supplier | Nominal amounts | SQM India Private Limited | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	26
Contract Supplier | Nominal amounts | SQM Comercial Brasil
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18
Contract Supplier | Nominal amounts | SQM Comercial Brasil | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Contract Supplier | Nominal amounts | SQM Comercial Brasil | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	13
Contract Supplier | Nominal amounts | SQM Japan Co. Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	28
Contract Supplier | Nominal amounts | SQM Japan Co. Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Contract Supplier | Nominal amounts | SQM Japan Co. Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	21
Contract Supplier | Nominal amounts | SQM (Shanghai) Industrial Co, Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	120
Contract Supplier | Nominal amounts | SQM (Shanghai) Industrial Co, Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	30
Contract Supplier | Nominal amounts | SQM (Shanghai) Industrial Co, Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	90
Contract Supplier | Amounts at amortized cost | SQM Salar SpA.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	10,073
Contract Supplier | Amounts at amortized cost | SQM Salar SpA. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,482
Contract Supplier | Amounts at amortized cost | SQM Salar SpA. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7,591
Contract Supplier | Amounts at amortized cost | SQM Salar SpA. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,356
Contract Supplier | Amounts at amortized cost | SQM Salar SpA. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	339
Contract Supplier | Amounts at amortized cost | SQM Salar SpA. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,017
Contract Supplier | Amounts at amortized cost | SQM S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		65
Contract Supplier | Amounts at amortized cost | SQM S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		19
Contract Supplier | Amounts at amortized cost | SQM S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		46
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,298
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		321
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		977
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		5,118
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,400
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		3,718
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	120	2,285
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	64	645
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	56	1,640
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,313
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	589
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,724
Contract Supplier | Amounts at amortized cost | SQM Nitratos S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		60
Contract Supplier | Amounts at amortized cost | SQM Nitratos S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		18
Contract Supplier | Amounts at amortized cost | SQM Nitratos S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		42
Contract Supplier | Amounts at amortized cost | Soquimich Comercial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,198	1,292
Contract Supplier | Amounts at amortized cost | Soquimich Comercial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	324	336
Contract Supplier | Amounts at amortized cost | Soquimich Comercial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	874	956
Contract Supplier | Amounts at amortized cost | Orcoma SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Contract Supplier | Amounts at amortized cost | Orcoma SPA | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Contract Supplier | Amounts at amortized cost | Orcoma SPA | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Contract Supplier | Amounts at amortized cost | Orcoma SpA 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	4
Contract Supplier | Amounts at amortized cost | Orcoma SpA 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	2
Contract Supplier | Amounts at amortized cost | Orcoma SpA 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	2
Contract Supplier | Amounts at amortized cost | Orcoma SpA 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		3
Contract Supplier | Amounts at amortized cost | Orcoma SpA 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1
Contract Supplier | Amounts at amortized cost | Orcoma SpA 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2
Contract Supplier | Amounts at amortized cost | SQM Australia Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,672	2,605
Contract Supplier | Amounts at amortized cost | SQM Australia Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	683	721
Contract Supplier | Amounts at amortized cost | SQM Australia Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,989	1,884
Contract Supplier | Amounts at amortized cost | SQM Comercial de México S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,062
Contract Supplier | Amounts at amortized cost | SQM Comercial de México S.A. de C.V. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	692
Contract Supplier | Amounts at amortized cost | SQM Comercial de México S.A. de C.V. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,370
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	765	2,586
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	290	633
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	475	1,953
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		987
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		240
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		747
Contract Supplier | Amounts at amortized cost | SQM Europe N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	393	381
Contract Supplier | Amounts at amortized cost | SQM Europe N.V. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	97	94
Contract Supplier | Amounts at amortized cost | SQM Europe N.V. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	296	287
Contract Supplier | Amounts at amortized cost | SQM North América Corp.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	272	341
Contract Supplier | Amounts at amortized cost | SQM North América Corp. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	68	97
Contract Supplier | Amounts at amortized cost | SQM North América Corp. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	204	244
Contract Supplier | Amounts at amortized cost | SQM África Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,139	1,087
Contract Supplier | Amounts at amortized cost | SQM África Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	316	267
Contract Supplier | Amounts at amortized cost | SQM África Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	823	820
Contract Supplier | Amounts at amortized cost | SQM Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	266	22
Contract Supplier | Amounts at amortized cost | SQM Colombia S.A.S. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	66	5
Contract Supplier | Amounts at amortized cost | SQM Colombia S.A.S. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	200	17
Contract Supplier | Amounts at amortized cost | SQM Iberian
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	58	58
Contract Supplier | Amounts at amortized cost | SQM Iberian | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	14	14
Contract Supplier | Amounts at amortized cost | SQM Iberian | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	44	$ 44
Contract Supplier | Amounts at amortized cost | SQM Commercial Peru S.A.C.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	122
Contract Supplier | Amounts at amortized cost | SQM Commercial Peru S.A.C. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	31
Contract Supplier | Amounts at amortized cost | SQM Commercial Peru S.A.C. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	91
Contract Supplier | Amounts at amortized cost | SQM India Private Limited
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	35
Contract Supplier | Amounts at amortized cost | SQM India Private Limited | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9
Contract Supplier | Amounts at amortized cost | SQM India Private Limited | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	26
Contract Supplier | Amounts at amortized cost | SQM Comercial Brasil
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	17
Contract Supplier | Amounts at amortized cost | SQM Comercial Brasil | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Contract Supplier | Amounts at amortized cost | SQM Comercial Brasil | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	13
Contract Supplier | Amounts at amortized cost | SQM Japan Co. Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	28
Contract Supplier | Amounts at amortized cost | SQM Japan Co. Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Contract Supplier | Amounts at amortized cost | SQM Japan Co. Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	21
Contract Supplier | Amounts at amortized cost | SQM (Shanghai) Industrial Co, Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	114
Contract Supplier | Amounts at amortized cost | SQM (Shanghai) Industrial Co, Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	28
Contract Supplier | Amounts at amortized cost | SQM (Shanghai) Industrial Co, Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 86